Acquisition (Details) - USD ($)	Mar. 28, 2023	Jan. 05, 2023
Acquisition (Details) [Line Items]
Appraisal price percentage		90.00%
Newly issued shares (in Shares)	1,151,869	478,747
Fair value of shares (in Dollars)	$ 24,078,675	$ 12,640,062
Prior to the acquisition (in Dollars)	$ 35
Series of Individually Immaterial Business Acquisitions [Member]
Acquisition (Details) [Line Items]
Acquisition percentage		19.99%
Acquisition paid (in Shares)	276,448,625	114,899,222
Intangible assets	10 years
Smartconn Acquisition [Member]
Acquisition (Details) [Line Items]
Acquisition percentage		50.99%
Equity interest		31.00%
Smartconn Acquisition [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Intangible assets		5 years
Smartconn Acquisition [Member] | Maximum [Member]
Acquisition (Details) [Line Items]
Intangible assets		10 years
Boxinrui Acquisition [Member]
Acquisition (Details) [Line Items]
Acquisition percentage	100.00%
Equity interest	65.00%